DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers International Real Estate ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.4%
Australia - 12.6%
Abacus Group REIT	337,207	$245,921
Arena REIT	294,697	658,190
BWP Trust REIT	410,193	932,169
Centuria Industrial REIT	446,375	976,608
Centuria Office REIT	374,885	284,384
Charter Hall Group REIT	396,517	3,232,565
Charter Hall Long Wale REIT	534,946	1,299,272
Charter Hall Retail REIT	442,730	1,017,642
Charter Hall Social Infrastructure REIT	258,024	445,233
Cromwell Property Group REIT	1,370,172	356,875
Dexus REIT	897,051	4,299,086
Goodman Group REIT	1,441,732	28,069,644
GPT Group REIT	1,337,066	3,787,244
Growthpoint Properties Australia Ltd. REIT	239,556	346,291
Healthco REIT(a)	397,902	358,845
HMC Capital Ltd. REIT	219,746	1,003,044
HomeCo Daily Needs REIT	1,349,768	1,094,233
Ingenia Communities Group REIT	321,074	1,011,886
Lifestyle Communities Ltd.(a)	85,735	856,935
Mirvac Group REIT	3,285,386	4,663,630
National Storage REIT	1,078,183	1,586,653
REA Group Ltd.	42,616	5,386,439
Region RE Ltd. REIT	956,089	1,375,852
Rural Funds Group REIT	335,496	452,209
Scentre Group REIT	4,325,202	8,758,867
Stockland REIT	1,989,294	5,816,028
Vicinity Ltd. REIT	3,796,225	4,795,510
Waypoint REIT Ltd. REIT	548,167	838,807

(Cost $79,228,652)		83,950,062

Austria - 0.3%
CA Immobilien Anlagen AG	34,994	1,124,702
IMMOFINANZ AG*	26,584	604,126

(Cost $1,648,666)		1,728,828

Belgium - 1.8%
Aedifica SA REIT	39,794	2,267,272
Cofinimmo SA REIT	30,531	1,906,358
Intervest Offices & Warehouses NV REIT	23,495	528,842
Montea NV REIT	14,995	1,200,786
Retail Estates NV REIT	9,740	625,031
VGP NV	11,160	1,224,587
Warehouses De Pauw CVA REIT	134,035	3,579,736
Xior Student Housing NV REIT	23,211	639,248

(Cost $16,241,114)		11,971,860

Brazil - 0.7%
Allos SA	392,353	1,949,663
Cyrela Brazil Realty SA Empreendimentos e Participacoes	248,372	1,202,207
Ez Tec Empreendimentos e Participacoes SA	127,314	432,524
Multiplan Empreendimentos Imobiliarios SA	256,796	1,364,955

(Cost $4,512,468)		4,949,349

Canada - 6.8%
Allied Properties Real Estate Investment Trust REIT(a)	106,527	1,334,385
Altus Group Ltd.	38,201	1,410,763
Artis Real Estate Investment Trust REIT(a)	53,040	219,379
Boardwalk Real Estate Investment Trust REIT	27,503	1,541,677
Canadian Apartment Properties REIT(a)	140,241	4,922,678
Chartwell Retirement Residences	197,715	1,772,562
Choice Properties Real Estate Investment Trust REIT	211,897	2,091,865
Colliers International Group, Inc.	33,745	3,929,183
Crombie Real Estate Investment Trust REIT(a)	87,617	894,677
CT Real Estate Investment Trust REIT(a)	86,615	884,445
Dream Industrial Real Estate Investment Trust REIT(a)	228,604	2,142,188
Dream Office Real Estate Investment Trust REIT(a)	9,347	103,369
DREAM Unlimited Corp., Class A(a)	20,332	308,499
First Capital Real Estate Investment Trust REIT(a)	162,192	1,858,269
FirstService Corp.	30,981	5,101,409
Granite Real Estate Investment Trust REIT(a)	53,114	2,822,226
H&R Real Estate Investment Trust REIT	220,874	1,447,687
InterRent Real Estate Investment Trust REIT(a)	120,006	1,201,520
Killam Apartment Real Estate Investment Trust REIT(a)	97,449	1,367,239
Minto Apartment Real Estate Investment Trust REIT, 144A(a)	32,212	397,559
Nexus Industrial REIT REIT	33,463	186,269
NorthWest Healthcare Properties Real Estate Investment Trust REIT(a)	182,673	536,026
Primaris Real Estate Investment Trust REIT	56,236	559,313
RioCan Real Estate Investment Trust REIT	251,131	3,310,519
Slate Grocery REIT REIT	50,320	413,289
SmartCentres Real Estate Investment Trust REIT(a)	109,206	1,868,744
Tricon Residential, Inc.	229,172	2,549,641

(Cost $49,908,614)		45,175,380

Chile - 0.2%
Cencosud Shopping SA	383,031	625,832
Parque Arauco SA	627,853	1,000,524

(Cost $1,545,730)		1,626,356

China - 0.8%
A-Living Smart City Services Co. Ltd., 144A	645,099	331,251
China Resources Mixc Lifestyle Services Ltd., 144A	531,751	1,609,761
China Vanke Co. Ltd., Class H	1,844,417	1,427,699
Guangzhou R&F Properties Co. Ltd., Class H*(a)	1,224,334	159,516
Onewo, Inc., Class H(a)	286,724	703,186
Poly Property Services Co. Ltd., Class H	126,556	455,057
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	816,840	330,003
Sino-Ocean Group Holding Ltd.*(a)	2,241,875	95,932

(Cost $11,852,348)		5,112,405

Egypt - 0.3%
Heliopolis Housing*	287,265	112,210
Madinet Masr For Housing & Development	889,644	132,727
Palm Hills Developments SAE*	743,811	114,821
Talaat Moustafa Group	810,189	1,754,099

(Cost $659,624)		2,113,857

Finland - 0.3%
Citycon OYJ*(a)	60,798	259,091
Kojamo OYJ	150,609	1,670,561

(Cost $2,952,750)		1,929,652

France - 2.9%
ARGAN SA REIT	8,320	693,269
Carmila SA REIT*	43,847	703,195
Covivio SA REIT	43,706	1,963,749
Gecina SA REIT	39,482	3,815,384
ICADE REIT(a)	26,192	783,419
Klepierre SA REIT	171,884	4,367,382
Mercialys SA REIT	78,759	856,552
Unibail-Rodamco-Westfield REIT*	84,530	6,181,824

(Cost $21,384,316)		19,364,774

Germany - 3.5%
BRANICKS Group AG(a)	29,161	39,193
Deutsche Wohnen SE	44,900	926,584
LEG Immobilien SE*	61,838	4,551,763
TAG Immobilien AG*	146,215	1,786,378
Vonovia SE	578,563	16,153,178

(Cost $33,453,581)		23,457,096

Greece - 0.1%
LAMDA Development SA*
(Cost $481,177)	67,171	491,378

Hong Kong - 11.0%
C&D International Investment Group Ltd.	660,438	1,074,747
China Jinmao Holdings Group Ltd.	6,268,948	512,483
China Overseas Grand Oceans Group Ltd.	1,441,877	370,194
China Overseas Land & Investment Ltd.	3,096,167	4,603,437
China Overseas Property Holdings Ltd.	1,035,851	875,911
China Resources Land Ltd.	2,416,564	7,439,096
CK Asset Holdings Ltd.	1,749,644	8,079,097
ESR Group Ltd., 144A	2,317,886	3,096,910
Fortune Real Estate Investment Trust REIT	1,175,459	677,156
Hang Lung Group Ltd.	672,971	783,104
Hang Lung Properties Ltd.	1,468,314	1,586,697
Henderson Land Development Co. Ltd.	1,096,430	3,165,149
Hongkong Land Holdings Ltd.	858,087	2,900,334
Hysan Development Co. Ltd.	501,491	821,213
Kerry Properties Ltd.	462,422	761,961
Link REIT	2,135,372	10,623,945
New World Development Co. Ltd.	1,140,263	1,437,563
Poly Property Group Co. Ltd.	1,426,562	262,396
Shandong Hi-Speed Holdings Group Ltd.*(a)	1,545,757	1,018,816
Shanghai Industrial Holdings Ltd.	294,561	385,283
Sun Hung Kai Properties Ltd.	1,271,160	12,819,089
Swire Properties Ltd.	894,695	1,846,806
Wharf Holdings Ltd.	811,261	2,999,950
Wharf Real Estate Investment Co. Ltd.	1,294,127	4,322,683
Yuexiu Property Co. Ltd.	1,233,283	823,890

(Cost $106,397,350)		73,287,910

India - 1.8%
DLF Ltd.	793,408	8,623,392
Indiabulls Real Estate Ltd.*	365,429	526,441
Macrotech Developers Ltd., 144A	222,632	3,128,722

(Cost $5,404,004)		12,278,555

Indonesia - 0.3%
PT Bumi Serpong Damai Tbk*	6,265,891	404,701
PT Ciputra Development Tbk	7,162,516	578,835
PT Kawasan Industri Jababeka Tbk*	11,842,430	91,183
PT Pakuwon Jati Tbk	11,946,417	308,638
PT Summarecon Agung Tbk	9,071,375	317,484

(Cost $1,799,174)		1,700,841

Israel - 2.0%
Africa Israel Residences Ltd.	5,171	341,683
Airport City Ltd.*	53,803	907,011
Alony Hetz Properties & Investments Ltd.	128,063	939,425
Amot Investments Ltd.	179,883	919,158
Aura Investments Ltd.	114,132	435,233
Azrieli Group Ltd.	30,333	2,197,945
Big Shopping Centers Ltd.*	11,157	1,233,905
Carasso Real Estate Ltd.	13,616	107,316
Electra Real Estate Ltd.	18,216	195,849
G City Ltd.*	72,759	228,365
Gav-Yam Lands Corp. Ltd.	14,872	117,632
Israel Canada T.R Ltd.	122,169	477,169
Isras Investment Co. Ltd.	1,225	246,948
Melisron Ltd.	20,830	1,609,082
Menivim - The New REIT Ltd. REIT	524,537	254,808
Mivne Real Estate KD Ltd.	499,613	1,340,657

Prashkovsky Investments and Construction Ltd.	5,722	147,392
Property & Building Corp. Ltd.*	2,382	136,920
Reit 1 Ltd. REIT	163,258	743,245
Sella Capital Real Estate Ltd. REIT	186,823	416,894
Summit Real Estate Holdings Ltd.	33,928	453,786
Villar International Ltd.	3,239	137,029

(Cost $13,671,709)		13,587,452

Italy - 0.0%
Immobiliare Grande Distribuzione SIIQ SpA REIT
(Cost $153,426)	44,442	81,662

Japan - 21.8%
Activia Properties, Inc. REIT	417	1,085,197
Advance Logistics Investment Corp. REIT(a)	592	465,151
Advance Residence Investment Corp. REIT	857	1,752,135
Aeon Mall Co. Ltd.(a)	78,700	919,665
AEON REIT Investment Corp. REIT	1,456	1,279,241
Comforia Residential REIT, Inc. REIT	537	1,028,649
CRE Logistics REIT, Inc. REIT	537	511,275
Daito Trust Construction Co. Ltd.(a)	54,500	6,468,848
Daiwa House REIT Investment Corp. REIT(a)	1,776	2,900,076
Daiwa Office Investment Corp. REIT	228	888,114
Daiwa Securities Living Investments Corp. REIT(a)	1,720	1,158,388
ES-Con Japan Ltd.*	40,000	268,591
Frontier Real Estate Investment Corp. REIT	433	1,242,557
Fukuoka REIT Corp. REIT(a)	431	477,161
Global One Real Estate Investment Corp. REIT	614	436,901
GLP J REIT(a)	4,103	3,259,482
Goldcrest Co. Ltd.	10,900	166,409
Hankyu Hanshin REIT, Inc. REIT	583	529,752
Health Care & Medical Investment Corp. REIT	313	272,283
Heiwa Real Estate Co. Ltd.	25,800	675,727
Heiwa Real Estate REIT, Inc. REIT	566	512,792
Hoshino Resorts REIT, Inc. REIT	208	764,348
Hulic Co. Ltd.	571,900	5,704,862
Hulic Reit, Inc. REIT(a)	714	698,401
Ichigo Office REIT Investment Corp. REIT	835	437,389
Ichigo, Inc.(a)	178,000	463,820
Industrial & Infrastructure Fund Investment Corp. REIT	1,773	1,492,604
Invincible Investment Corp. REIT	5,635	2,315,444
Japan Excellent, Inc. REIT	671	529,466
Japan Hotel REIT Investment Corp. REIT	3,877	1,880,605
Japan Logistics Fund, Inc. REIT	570	974,564
Japan Metropolitan Fund Invest REIT(a)	5,823	3,435,364
Japan Prime Realty Investment Corp. REIT	560	1,229,104
Japan Real Estate Investment Corp. REIT	863	3,113,650
KDX Realty Investment Corp. REIT	3,497	3,502,374
Keihanshin Building Co. Ltd.	35,200	352,776
Ki-Star Real Estate Co. Ltd.	7,600	182,802
LaSalle Logiport REIT(a)	1,559	1,467,650
Leopalace21 Corp.*	162,100	497,120
Mirai Corp. REIT	1,579	466,305
Mirarth Holdings, Inc.	65,631	213,990
Mitsubishi Estate Co. Ltd.	1,104,500	16,976,697
Mitsubishi Estate Logistics REIT Investment Corp. REIT (a)	425	992,433
Mitsui Fudosan Co. Ltd.	781,200	21,196,320
Mitsui Fudosan Logistics Park, Inc. REIT	510	1,446,482
Mori Hills REIT Investment Corp. REIT	945	827,751
Mori Trust Sogo Reit, Inc. REIT	2,099	977,486
Nippon Accommodations Fund, Inc. REIT(a)	300	1,138,505
Nippon Building Fund, Inc. REIT	1,041	4,013,209
Nippon Kanzai Holdings Co. Ltd.	16,600	285,262
Nippon Prologis REIT, Inc. REIT	2,021	3,383,862
NIPPON REIT Investment Corp. REIT	274	600,468
Nomura Real Estate Holdings, Inc.	99,200	2,467,573
Nomura Real Estate Master Fund, Inc. REIT(a)	2,887	2,872,147
NTT UD REIT Investment Corp. REIT	890	705,840
One REIT, Inc. REIT(a)	190	323,204
Open House Group Co. Ltd.	68,300	2,154,825
Orix JREIT, Inc. REIT(a)	1,696	1,791,525
Pressance Corp.	20,700	234,702
Relo Group, Inc.	99,600	801,884
SAMTY Co. Ltd.	28,000	461,896
Samty Residential Investment Corp. REIT	336	228,759
Sankei Real Estate, Inc. REIT	376	213,034
Sekisui House Reit, Inc. REIT	2,664	1,318,918
SOSiLA Logistics REIT, Inc. REIT	611	463,751
SRE Holdings Corp.*	8,600	208,004
Star Asia Investment Corp. REIT	1,921	712,337
Starts Corp., Inc.	27,200	549,743
Starts Proceed Investment Corp. REIT	200	256,832
Sumitomo Realty & Development Co. Ltd.	396,200	11,748,083
Sun Frontier Fudousan Co. Ltd.	22,100	245,113
Takara Leben Real Estate Investment Corp. REIT(a)	515	328,606
Tokyo Tatemono Co. Ltd.	174,900	2,536,383
Tokyu Fudosan Holdings Corp.	503,500	3,305,533
Tokyu REIT, Inc. REIT	506	548,699
Tosei Corp.	30,800	420,421
Tosei Reit Investment Corp. REIT	304	280,094

United Urban Investment Corp. REIT	1,789	1,691,344

(Cost $162,925,976)		144,728,757

Luxembourg - 0.4%
Aroundtown SA*(a)	590,270	1,040,541
Grand City Properties SA*	59,263	552,493
Shurgard Self Storage Ltd. REIT	25,325	1,087,312

(Cost $4,809,687)		2,680,346

Malaysia - 0.5%
Eco World Development Group Bhd	951,200	260,575
IOI Properties Group Bhd	970,887	470,560
Mah Sing Group Bhd	961,000	198,457
Matrix Concepts Holdings Bhd	747,594	277,266
Rapid Synergy Bhd*	61,740	11,449
Sime Darby Property Bhd	2,062,546	334,667
SP Setia Bhd Group	1,359,517	242,080
Sunway Bhd	1,536,861	906,798
Sunway Real Estate Investment Trust REIT	1,081,100	355,393
Tanco Holdings Bhd*	650,100	89,730
UEM Sunrise Bhd	1,254,030	274,827

(Cost $2,814,363)		3,421,802

Mexico - 1.8%
Corp. Inmobiliaria Vesta SAB de CV	694,814	2,432,551
FIBRA Macquarie Mexico REIT, 144A	632,209	1,242,080
Fibra Uno Administracion SA de CV REIT	2,347,543	4,236,623
Prologis Property Mexico SA de CV REIT(a)	571,410	2,565,009
TF Administradora Industrial S de RL de CV REIT(a)	641,098	1,529,635

(Cost $7,871,347)		12,005,898

Netherlands - 0.8%
Argo Properties NV*	12,060	235,081
CTP NV, 144A	91,955	1,490,647
Eurocommercial Properties NV REIT	36,182	775,648
NEPI Rockcastle NV*	411,053	2,932,305

(Cost $5,217,435)		5,433,681

New Zealand - 0.5%
Goodman Property Trust REIT	880,960	1,202,264
Kiwi Property Group Ltd.	1,260,017	648,677
Precinct Properties Group(a)(b)	1,141,181	809,983
Vital Healthcare Property Trust REIT	401,961	519,177

(Cost $3,996,582)		3,180,101

Norway - 0.1%
Entra ASA, 144A
(Cost $894,020)	61,066	601,485

Philippines - 2.2%
AREIT, Inc. REIT	866,661	538,050
Ayala Corp.	269,114	3,245,740
Ayala Land, Inc.	6,527,028	4,063,791
SM Prime Holdings, Inc.	12,073,187	6,786,671

(Cost $16,337,491)		14,634,252

Russia - 0.0%
LSR Group PJSC*(c)	30,984	0
PIK Group PJSC*(c)	192,287	0

(Cost $2,472,023)		0

Singapore - 6.6%
AIMS APAC REIT	593,100	555,783
CapitaLand Ascendas REIT	2,985,669	6,084,139
CapitaLand Ascott Trust(b)	2,087,710	1,389,633
CapitaLand China Trust REIT	984,747	541,955
Capitaland India Trust	848,717	637,516
CapitaLand Integrated Commercial Trust REIT	4,229,192	6,164,820
CapitaLand Investment Ltd.	2,071,363	4,282,604
CDL Hospitality Trusts(b)	612,944	439,901
City Developments Ltd.	428,750	1,807,982
Digital Core REIT Management Pte Ltd. REIT	555,900	322,422
ESR-LOGOS REIT REIT	6,017,012	1,387,233
Far East Hospitality Trust(b)	833,700	378,222
Frasers Centrepoint Trust REIT	891,018	1,451,234
Frasers Hospitality Trust(b)	636,500	217,753
Frasers Logistics & Commercial Trust REIT	2,443,178	1,871,541
Keppel REIT	1,879,708	1,209,242
Keppel DC REIT	1,126,655	1,424,449
Lendlease Global Commercial REIT(a)	1,409,151	602,604
Mapletree Industrial Trust REIT	1,718,322	2,926,489
Mapletree Logistics Trust REIT	2,771,517	3,050,606
Mapletree Pan Asia Commercial Trust REIT	1,916,318	1,924,014
OUE Real Estate Investment Trust REIT	1,879,939	363,516
PARAGON REIT REIT	1,008,000	618,474
Parkway Life Real Estate Investment Trust REIT	330,762	865,895
Starhill Global REIT	1,066,809	380,833
Suntec Real Estate Investment Trust REIT(a)	1,471,300	1,269,305
UOL Group Ltd.	382,917	1,677,362
Yanlord Land Group Ltd.*	487,549	170,421

(Cost $50,391,434)		44,015,948

South Africa - 0.8%
Equites Property Fund Ltd. REIT	522,995	356,865
Fortress Real Estate Investments Ltd., Class B*	833,452	722,068
Growthpoint Properties Ltd. REIT	2,399,801	1,464,868
Hyprop Investments Ltd. REIT	246,504	403,093
Redefine Properties Ltd. REIT	4,965,244	1,035,302
Resilient REIT Ltd. REIT	232,041	570,192
Vukile Property Fund Ltd. REIT	721,829	555,752

(Cost $6,082,997)		5,108,140

South Korea - 0.2%
ESR Kendall Square REIT Co. Ltd. REIT	132,724	397,195
Seobu T&D	31,161	175,275

SK D&D Co. Ltd.(c)	7,549	140,027
SK REITs Co. Ltd. REIT	155,711	454,294

(Cost $1,531,499)		1,166,791

Spain - 0.6%
Inmobiliaria Colonial Socimi SA REIT	242,892	1,319,485
Merlin Properties Socimi SA REIT	277,800	2,631,940
Neinor Homes SA, 144A*	22,209	246,103

(Cost $5,053,970)		4,197,528

Sweden - 4.2%
Atrium Ljungberg AB, Class B	38,387	711,540
Castellum AB*	354,201	4,248,037
Catena AB	28,320	1,161,543
Cibus Nordic Real Estate AB	46,300	520,612
Corem Property Group AB, Class B	415,071	362,625
Dios Fastigheter AB(a)	88,869	645,425
Fabege AB(a)	205,399	1,680,121
Fastighets AB Balder, Class B*	552,134	3,431,011
Hemnet Group AB	74,170	2,267,939
Hufvudstaden AB, Class A	96,414	1,146,072
Nyfosa AB	123,011	1,041,393
Pandox AB	73,109	1,102,204
Platzer Fastigheter Holding AB, Class B	64,192	473,959
Sagax AB, Class B	181,759	4,301,812
Sagax AB, Class D	85,348	239,611
Samhallsbyggnadsbolaget i Norden AB(a)	1,041,146	368,767
Swedish Logistic Property AB, Class B*	80,226	230,271
Wallenstam AB, Class B	412,040	1,829,351
Wihlborgs Fastigheter AB	228,384	1,840,765

(Cost $31,978,105)		27,603,058

Switzerland - 2.4%
Allreal Holding AG	12,920	2,230,242
Intershop Holding AG	1,001	699,126
Mobimo Holding AG	6,045	1,778,042
PSP Swiss Property AG	38,244	4,886,094
Swiss Prime Site AG	63,766	6,119,161

(Cost $15,392,448)		15,712,665

Taiwan - 1.0%
Cathay Real Estate Development Co. Ltd.	518,017	303,178
Chong Hong Construction Co. Ltd.	191,790	473,870
Farglory Land Development Co. Ltd.	209,007	371,603
Highwealth Construction Corp.	1,377,485	1,730,055
Huaku Development Co. Ltd.	202,647	633,402
KEE TAI Properties Co. Ltd.	323,692	157,189
Kindom Development Co. Ltd.	313,353	391,574
Ruentex Development Co. Ltd.*	1,583,435	1,820,904
Sakura Development Co. Ltd.	260,426	488,564
Taiwan Land Development Corp.*(c)	243,531	0

(Cost $5,898,904)		6,370,339

Thailand - 2.1%
AIM Industrial Growth Freehold & Leasehold REIT	2,000	586
Amata Corp. PCL, NVDR	748,684	469,689
AP Thailand PCL, NVDR	2,088,600	611,468
Asset World Corp. PCL, NVDR	6,705,900	721,728
Central Pattana PCL, NVDR	2,746,000	4,957,577
CPN Retail Growth Leasehold REIT	1,487,900	435,604
Digital Telecommunications Infrastructure Fund, Class F	6,959,500	1,552,377
Land & Houses PCL, NVDR	7,179,200	1,521,314
MBK PCL, NVDR	746,800	343,572
Origin Property PCL, NVDR	753,500	159,671
Quality Houses PCL, NVDR	6,284,100	378,465
Sansiri PCL, NVDR	11,967,800	613,990
SC Asset Corp. PCL, NVDR	1,444,200	135,299
Supalai PCL	58,500	34,254
Supalai PCL	200	117
Supalai PCL, NVDR	1,038,265	607,934
WHA Corp. PCL, NVDR	8,434,396	1,081,785

(Cost $15,145,779)		13,625,430

Turkey 0.4%
AKIS Gayrimenkul Yatirimi AS REIT*	278,806	150,121
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,668,579	593,253
Is Gayrimenkul Yatirim Ortakligi AS REIT*	359,557	199,359
Kiler Holding AS*	211,489	420,001
Kuyumcukent Gayrimenkul Yatirimlari AS REIT*	71,175	123,679
Ozak Gayrimenkul Yatirim Ortakligi REIT*	309,172	94,475
Peker Gayrimenkul Yatirim Ortakligi AS*	354,293	373,361
Reysas Gayrimenkul Yatirim Ortakligi AS REIT*	94,886	75,314
Servet Gayrimenkul Yatirim Ortakligi AS*	11,862	117,025
Torunlar Gayrimenkul Yatirim Ortakligi AS REIT	116,838	140,042
Ziraat Gayrimenkul Yatirim Ortakligi AS	694,999	154,718

(Cost $1,429,920)		2,441,348

United Kingdom - 7.6%
Assura PLC REIT	2,505,248	1,317,677
Big Yellow Group PLC REIT	163,351	2,072,509
British Land Co. PLC REIT	724,952	3,190,343
Derwent London PLC REIT	84,857	2,065,220
Empiric Student Property PLC REIT	506,142	581,342
Grainger PLC	562,903	1,774,415
Great Portland Estates PLC REIT	172,392	786,351
Hammerson PLC REIT	3,261,426	1,047,888
Land Securities Group PLC REIT	626,805	4,912,669
LondonMetric Property PLC REIT	857,583	1,956,980
LXI REIT PLC REIT	1,346,690	1,687,314
Picton Property Income Ltd. REIT	430,725	343,253
Primary Health Properties PLC REIT	1,111,426	1,256,171
Rightmove PLC	681,728	4,886,089
Safestore Holdings PLC REIT	182,502	1,764,895
Savills PLC	119,451	1,393,894
Segro PLC REIT	938,503	10,036,253

Shaftesbury Capital PLC REIT	1,246,088	1,952,962
Tritax Big Box REIT PLC REIT	1,582,988	2,935,521
UK Commercial Property REIT Ltd. REIT	570,882	460,002
UNITE Group PLC REIT, Series 6	271,972	3,302,700
Workspace Group PLC REIT	116,097	716,075

(Cost $58,850,931)		50,440,523

TOTAL COMMON STOCKS (Cost $750,389,614)		660,175,509

RIGHTS - 0.0%
Australia - 0.0%
Lifestyle Communities Ltd*., expires 3/23/24(c) (Cost $0)	13,689	0

WARRANTS - 0.0%
Israel - 0.0%
REIT Azorim HF Living Ltd*., expires 12/31/24 (Cost $0)	8,890	747

Malaysia - 0.0%
Eco World Development Group Bhd*, expires 4/12/29	106,640	6,517
Paramount Corp. Bhd*, expires 7/28/24	7,840	16

(Cost $0)		6,533

Thailand - 0.0%
Nusasiri PCL*, expires 4/7/25 (Cost $0)	1,291,580	5,042

TOTAL WARRANTS (Cost $0)		12,322

EXCHANGE-TRADED FUNDS - 0.1%
Vanguard Global ex-U.S. Real Estate ETF (Cost $1,016,601)	24,500	985,635

SECURITIES LENDING COLLATERAL - 7.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
(Cost $48,861,583)	48,861,583	48,861,583

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d) (Cost $28,642)	28,642	28,642

TOTAL INVESTMENTS - 106.9% (Cost $800,296,440)		$710,063,691
Other assets and liabilities, net - (6.9%)		(45,638,234)

NET ASSETS - 100.0%		$664,425,457

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
SECURITIES LENDING COLLATERAL — 7.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
13,660,219	35,201,364(f)	—	—	—	209,350	—	48,861,583	48,861,583
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
44,853	35,523,132	(35,539,343)	—	—	26,336	—	28,642	28,642

13,705,072	70,724,496	(35,539,343)	—	—	235,686	—	48,890,225	48,890,225

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 29, 2024 amounted to $46,373,409, which is 7.0% of net assets.

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2024.

CVA:	Credit Valuation Adjustment
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers International Real Estate ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds, Securities Lending Collateral and Cash Equivalents
Real Estate Operations/Development	$224,416,446	34.0%
Diversified	94,311,304	14.3
Real Estate Management/Services	87,988,839	12.8
Warehouse/Industry	75,417,137	11.4
Shopping Centers	61,021,177	9.2
Office Property	32,812,007	5.0
Apartments	24,078,359	3.6
Other	60,142,562	9.7

Total	$660,187,831	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
CAC40 10 EURO Futures	EUR	5	$416,972	$429,668	3/15/2024	$12,696
EURO STOXX 50 Futures	EUR	12	607,932	635,525	3/15/2024	27,593
MINI S&P/TSX 60 Futures	CAD	2	90,767	95,152	3/14/2024	4,385
S&P 500 E-Mini Futures	USD	5	1,215,050	1,275,938	3/15/2024	60,888
SPI 200 Futures	AUD	8	990,758	997,562	3/21/2024	6,804
TOPIX Index Futures	JPY	4	624,722	716,510	3/07/2024	91,788

Total unrealized appreciation						$204,154

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$660,035,482	$—	$140,027	$660,175,509
Rights	—	—	0	0
Warrants(a)	12,322	—	—	12,322
Exchange-Traded Funds	985,635	—	—	985,635
Short-Term Investments(a)	48,890,225	—	—	48,890,225
Derivatives(b)
Futures Contracts	204,154	—	—	204,154

TOTAL	$710,127,818	$—	$140,027	$710,267,845

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 29, 2024, the amount of transfers from Level 3 to Level 1 was $410,949. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs. The amount of transfers from Level 1 to Level 3 was $97,804. The investments were transferred from Level 1 to Level 3 due the lack of observable market data due to a decrease in market activity. Transfers between price levels are recognized at the beginning of the reporting period.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HAUZ-PH3

R-089711-1 (5/24) DBX005195 (5/24)